Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
Basis of Presentation
a.	Basis of Presentation

These unaudited consolidated financial statements include the accounts of the Company and have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, certain information and footnote disclosures normally included in financial statements for annual periods prepared in accordance with U.S. GAAP have been condensed or omitted. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been made.

These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited annual financial statements and notes thereto included in the Company’s 2019 Annual Report on Form 20-F, as filed with the SEC on April 30, 2020. The results of operations for these interim periods are not necessarily indicative of the operating results for any future period. The December 31, 2019 financial information has been derived from the Company’s audited financial statements.

Functional Currency and Translation to The Reporting Currency
b.	Functional Currency and Translation to The Reporting Currency

The functional currency of the Company is the New Israeli Shekel (“NIS”), which is the local currency in which it operates. The financial statements of the Company were translated into U.S. dollars in accordance with ASC 830, “Foreign Currency Matters”.  Accordingly, assets and liabilities were translated from NIS to U.S. dollars using period -end exchange rates, equity items were translated at the exchange rates of the date of the equity transaction, and income and expense items were translated at average exchange rates during the period .

Gains or losses resulting from translation adjustments (which result from translating an entity’s financial statements into U.S. dollars if its functional currency is other than the U.S. dollar) are reported in other comprehensive income (loss) and are reflected in equity, under “accumulated other comprehensive income (loss)”.

Balances denominated in, or linked to foreign currencies are stated on the basis of the exchange rates prevailing at the balance sheet date.  For foreign currency transactions included in the statement of income, the exchange rates applicable on the relevant transaction dates are used.  Transaction gains or losses arising from changes in the exchange rates used in the translation of such balances are carried to financing income or expenses as applicable.

1 U.S. $ = 3.466 NIS and 3.456 NIS as of June 30, 2020 and December 31, 2019, respectively.

The U.S. $ (decreased) increased against the NIS (2.8%) and (1.85%) in the three months ended June 30, 2020 and 2019, respectively, and 0.29% and (4.88%) in the six months ended June 30, 2020 and 2019, respectively.

Reclassification of Prior Year Presentation
c.	Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

New Accounting Pronouncements Adopted
d.	New Accounting Pronouncements Adopted

In August 2018, the Financial Accounting Standards Board (“FASB”) issued ASU 2018-13, “Fair Value Measurement (Topic 820), - Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company adopted this ASU on January 1, 2020. The adoption of this ASU did not have a material impact on its consolidated financial statements.

In August 2018, the FASB issued new disclosure guidance on fair value measurement. This new guidance modifies the disclosure requirements on fair value measurements, including removal and modifications of various current disclosures as well as some additional disclosure requirements for Level 3 fair value measurements. Some of these disclosure changes must be applied prospectively while others retrospectively depending on requirement. This guidance is required to be adopted by the Company beginning in fiscal year 2020 with early adoption permitted. The Company adopted the guidance on January 1, 2020, which did not have a material impact on its consolidated financial statements.

Pending Accounting Pronouncements
e.	Pending Accounting Pronouncements

In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848), which provides optional guidance to ease the potential burden in accounting due to reference rate reform. The guidance in this update provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into on or before December 31, 2022. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, “Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of this standard on its consolidated financial statements and related disclosures, the adoption of this ASU is not expected to have a material impact on its consolidated financial statements.